Leases (Details) - Schedule of maturities of the operating lease liabilities ¥ in Thousands	Aug. 31, 2021 CNY (¥)
Fiscal year ending
August 2022	¥ 200,148
August 2023	178,735
August 2024	175,264
August 2025	197,309
August 2026	193,305
August 2027 and thereafter	1,564,513
Total future undiscounted lease payments	2,509,274
Less : imputed interest	(633,392)
Total present value of operating lease liabilities	¥ 1,875,882